BNY MELLON FUNDS TRUST

C/O THE DREYFUS CORPORATION

200 PARK AVENUE

NEW YORK, NEW YORK 10166

April 4, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	BNY Mellon Funds Trust (the “Fund”) Registration Statement on Form N-1A (Registration Nos: 811-9903, 333-34844)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectuses and combined Statement of Additional Information for BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Intermediate U.S. Government Fund, and BNY Mellon International Appreciation Fund that would have been filed pursuant to Rule 497(c) under the Act would not have differed from those contained in Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A (the “Amendment”); and

(2)	the text of the Amendment was filed electronically on March 27, 2008 pursuant to Rule 485(b) under the Act.

Very truly yours,

BNY MELLON FUNDS TRUST

/s/Jeff Prusnofsky
Jeff Prusnofsky
Vice President